Deposits from banks	12 Months Ended
Dec. 31, 2017
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Deposits from banks

11 Deposits from banks

Deposits from banks include non-subordinated debt from banks, except for amounts in the form of debt securities.

Deposits from banks by type
	Netherlands		International		Total
	2017	2016	2017	2016	2017	2016
Non-interest bearing	181		363	449	544	449
Interest bearing	17,230	13,778	19,047	17,737	36,277	31,515

	17,411	13,778	19,410	18,186	36,821	31,964

In 2016, ING participated in the new targeted longer-term refinancing operations (TLTRO II) with EUR 10.7 billion. In 2017, ING participated in the targeted longer-term refinancing operations (TLTRO II) with an additional EUR 7 billion.

The TLTRO aims to stimulate lending to the real economy in the Eurozone. The interest rate on the TLTRO’s is fixed over the life of each operation at the benchmark rate of the European Central Bank.

Reference is made to Note 42 ‘Transfer of financial assets’ for information on securities lending as well as sale and repurchase transactions.